Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

9 .	Intangible Assets, Net

Intangible assets and related accumulated amortization consisted of the following:

	As of December 31, 2020			As of December 31, 2021
	Gross Carrying Amount	Accumulated amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated amortization	Net Carrying Amount
Finite-lived intangible assets
Software	114,118	(29,264)	84,854	158,589	(55,052)	103,537
License of maintenance and overhauls	2,290	(2,290)	—	2,290	(2,290)	—

Total finite-lived intangible assets	116,408	(31,554)	84,854	160,879	(57,342)	103,537

Indefinite-lived intangible assets
Manufacturing license (i)	494,000	—	494,000	494,000	—	494,000
Surveying and mapping qualification (ii)	—	—	—	250,000	—	250,000
License plates	28,927	—	28,927	31,187	—	31,187

Total indefinite-lived intangible assets	522,927	—	522,927	775,187	—	775,187

Total intangible assets	639,335	(31,554)	607,781	936,066	(57,342)	878,724

The Group recorded amortization expenses of RMB7,681, RMB20,169 and RMB25,875 for the years ended December 31, 2019, 2020 and 2021, respectively.
Total future amortization expenses for finite-lived intangible assets were estimated as follows:

Within 1 year	28,402
Between 1 and 2 years	27,877
Between 2 and 3 years	25,960
Between 3 and 4 years	15,800
Between 4 and 5 years	5,168
Thereafter	330

Total	103,537

(i) In March 2020, the Group acquired a 100% equity interest in a company (the “Acquiree”) for a cash consideration of
RMB510
million. Shortly
thereafter, in June 2020, the Acquiree was sold for RMB16 million in cash. The net consideration of

RMB494
million was allocated to the manufacturing license which was the principal asset of the Acquiree and eventually retained by the Group after the sale. This transaction was structured and accounted for as an asset acquisition, where the retained asset constituted substantially the Acquiree’s value and has an indefinite life (under PRC regulations the license does not have a prescribed period for valid use). No impairment was recognized for the license as of December 31, 2020 and 2021.
(ii) Acquisition of the 100% equity interest in Zhipeng Kongjian
On May 20, 2021, the Group entered into a restructuring agreement to acquire
 100%
of the equity interests of Zhipeng Kongjian at a cash consideration of RMB
250
million during the bankruptcy procedures undertaken by Zhipeng Kongjian. Subsequently, Zhipeng Kongjian became a subsidiary of a VIE of the Group through a series of arrangements made (Note 1(c)). Zhipeng Kongjian is primarily engaged in the operations of land surface mobile surveying and preparing true three-dimensional maps and navigation electronic maps and it possesses a surveying and mapping qualification certificate. Upon completion of the acquisition on June 23, 2021, the consideration of RMB250 million was mainly allocated to the surveying and mapping qualification certificate since other assets retained by Zhipeng Kongjian was immaterial, and the Acquisition was determined to be an asset acquisition for accounting purpose. The useful life of this certificate is assessed as indefinite as it is expected that there is no difficulty for the Group to renew the valid period of the qualification under the relevant PRC laws and regulations. No impairment was recognized for the certificate as of December 31, 2021.